Critical accounting estimates and judgments (Details) € in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2020	Dec. 31, 2018 EUR (€) subsidiary	Dec. 31, 2019
Corporate income taxes
Number of Subsidiaries | subsidiary		1
Statutory amount of tax losses carried forward		€ 374.2
IID carryforward amount		€ 195.4
NID carry-forward limitation period		7 years
Limit to taxable base after application of the first basket		€ 1.0
Percentage of deductions used in second basket on amounts above €1 million		70.00%
Forecast
Corporate income taxes
IID tax rate	3.75%		4.40%
Switzerland, Croatia, United States and Netherlands
Corporate income taxes
Tax losses that can be compensable with future statutory taxable profits for a limited period		€ 10.8
Belgium
Corporate income taxes
Statutory amount of tax losses carried forward		€ 305.6